Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Borrowings
Borrowing arrangements	$ 81,919	$ 80,000
Less: transaction costs	(8,247)	(6,751)
Amortization of carrying amount, net of payments made	22,962	20,996
Borrowings	96,634	94,245
Current Borrowings
Current Borrowings	5,017	53,200
Non-current Borrowings
Non-current Borrowings	91,617	41,045
Total borrowings	96,634	94,245
NovaQuest Capital Management, L.L.C.
Current Borrowings
Current Borrowings	372	336
Non-current Borrowings
Non-current Borrowings	47,898	41,045
Oaktree Capital Management, L.P.
Current Borrowings
Current Borrowings	4,645
Non-current Borrowings
Non-current Borrowings	$ 43,719
Hercules Capital, Inc
Current Borrowings
Current Borrowings		$ 52,864